Investment securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Less than Twelve Months, Fair Value	$ 244,134	$ 10,188
Available-for-sale Securities, Twelve Months or Longer, Fair Value	25,423	10,009
Available-for-sale Securities, Fair Value	269,557	20,197
Available-for-sale Securities, Less than Twelve Months, Unrealized Gross Losses	10,323	79
Available-for-sale Securities, Twelve Months or Longer, Unrealized Gross Losses	880	153
Available-for-sale Securities, Unrealized Gross Losses	11,203	232
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Less than Twelve Months, Fair Value	136,895
Available-for-sale Securities, Twelve Months or Longer, Fair Value	6,866
Available-for-sale Securities, Fair Value	143,761
Available-for-sale Securities, Less than Twelve Months, Unrealized Gross Losses	5,113
Available-for-sale Securities, Twelve Months or Longer, Unrealized Gross Losses	503
Available-for-sale Securities, Unrealized Gross Losses	5,616
Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Less than Twelve Months, Fair Value	107,239	10,188
Available-for-sale Securities, Twelve Months or Longer, Fair Value	18,557	10,009
Available-for-sale Securities, Fair Value	125,796	20,197
Available-for-sale Securities, Less than Twelve Months, Unrealized Gross Losses	5,210	79
Available-for-sale Securities, Twelve Months or Longer, Unrealized Gross Losses	377	153
Available-for-sale Securities, Unrealized Gross Losses	$ 5,587	$ 232